Stock Based Compensation (Tables)	6 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity

Stock options and restricted stock units activity under the 2008 Plan and 2016 Plan was as follows:

Stock Options

	Number of options outstanding	Weighted- average exercise price (per share)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding options as of December 31, 2013	8,616,443	$2.00	8.83	$16,077
Granted	6,844,749	4.44
Exercised	(494,673)	1.25
Forfeited and cancelled	(1,825,208)	2.32

Outstanding options as of December 31, 2014	13,141,311	3.25	8.59	50,215
Granted	6,919,556	8.14
Exercised	(1,767,192)	1.93
Forfeited and cancelled	(1,409,838)	4.24

Outstanding options as of December 31, 2015	16,883,837	5.31	8.30	80,758
Granted (unaudited)	1,894,850	10.73
Exercised (unaudited)	(1,186,805)	3.60
Forfeited and cancelled (unaudited)	(673,093)	5.92

Outstanding options as of June 30, 2016 (unaudited)	16,918,789	$6.01	8.24	$515,848

Options vested and exercisable as of December 31, 2015	5,106,728	$2.85	7.03	$36,976

Options vested and expected to vest as of December 31, 2015	15,558,382	$5.17	8.24	$76,479

Options vested and exercisable as of June 30, 2016 (unaudited)	5,903,943	$3.53	7.20	$194,670

Options vested and expected to vest as of June 30, 2016 (unaudited)	15,910,560	$5.89	8.19	$487,073

Schedule of restricted stock unit activity

Restricted Stock Units

	Number of options outstanding	Weighted- average grant date fair value (per share)	Aggregate intrinsic value (in thousands)
Nonvested RSUs as of December 31, 2014	—	$—	$—
Granted	71,000	9.39
Vested	—	—
Forfeited and cancelled	—	—

Nonvested RSUs as of December 31, 2015	71,000	9.39	716
Granted (unaudited)	833,762	10.75
Vested (unaudited)	(13,754)	10.09
Forfeited and cancelled (unaudited)	—	—

Nonvested RSUs as of June 30, 2016 (unaudited)	891,008	$10.65	$32,522

Schedule of valuation assumptions

Valuation Assumptions

The fair value of employee stock options was estimated on the date of grant using the following assumptions in the Black-Scholes option pricing model:

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Employee Stock Options
Fair value of common stock	$2.50 - 3.73	$3.99 - 6.69	$7.07 - 10.09	$7.07 - 7.78	$10.09 - $15.00
Expected term (in years)	5.77 - 6.08	5.27 - 6.57	6.08	6.08	6.08
Expected volatility	54.4%	54.4%	47.8% - 54.9%	52.0% - 54.9%	51.4% - 53.0%
Risk-free interest rate	0.9% - 1.9%	1.7% - 2.0%	1.4% - 2.0%	1.4% - 1.9%	1.3% - 1.5%
Dividend rate	0%	0%	0%	0%	0%

Employee Stock Purchase Plan
Expected term (in years)	—	—	—	—	0.90
Expected volatility	—	—	—	—	52%
Risk-free interest rate	—	—	—	—	0.6%
Dividend rate	—	—	—	—	0%

Schedule of stock based compensation expense

The Company recorded the total stock-based compensation expense as follows (in thousands):

	Year Ended December 31,			Six Months Ended June 30,
	2013	2014	2015	2015	2016
				(Unaudited)
Cost of revenue	$27	$39	$65	$28	$51
Research and development	810	1,577	4,046	1,459	3,895
Sales and marketing	753	1,335	2,389	933	1,850
General and administrative	567	1,027	2,377	1,147	2,205

Total	$2,157	$3,978	$8,877	$3,567	$8,001